SUBSEQUENT EVENTS (Details Narrative) - USD ($)		1 Months Ended				12 Months Ended
	Jan. 15, 2022	Feb. 22, 2022	Feb. 21, 2022	Jan. 25, 2022	Jan. 24, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 13, 2022
Subsequent Event [Line Items]
Professional Fees						$ 1,985,780	$ 442,795
Debt Conversion, Converted Instrument, Shares Issued							332,804
Debt Instrument, Convertible, Conversion Price						$ 6.40	$ 8.80
Subsequent Event [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Issued for Services	10,000
Debt Conversion, Converted Instrument, Shares Issued		5,469
Debt Instrument, Convertible, Conversion Price		$ 6.40
Subsequent Event [Member] | Convertible Debenture [Member]
Subsequent Event [Line Items]
Debt Conversion, Converted Instrument, Amount		$ 35,000
Debt Conversion, Converted Instrument, Shares Issued		5,469
Debt Instrument, Convertible, Conversion Price		$ 6.40
Subsequent Event [Member] | Chair of the Audit Committee [Member]
Subsequent Event [Line Items]
Professional Fees					$ 7,500
Subsequent Event [Member] | Compensation Committee [Member]
Subsequent Event [Line Items]
Professional Fees					5,000
Subsequent Event [Member] | Nominating & Governance Committee [Member]
Subsequent Event [Line Items]
Professional Fees					3,500
Subsequent Event [Member] | Board Of Directors [Member] | Minimum [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized								1,000,000
Subsequent Event [Member] | Board Of Directors [Member] | Maximum [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized								8,000,000
Subsequent Event [Member] | Independent Directors [Member]
Subsequent Event [Line Items]
Accrued Professional Fees					30,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures			25,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Remaining Contractual Term			10 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights			vesting on December 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Exercise Price			$ 8.00
Subsequent Event [Member] | Independent Directors [Member] | Chair of the Audit Committee [Member]
Subsequent Event [Line Items]
Professional Fees					20,000
Subsequent Event [Member] | Independent Directors [Member] | Compensation Committee [Member]
Subsequent Event [Line Items]
Professional Fees					15,000
Subsequent Event [Member] | Independent Directors [Member] | Nominating & Governance Committee [Member]
Subsequent Event [Line Items]
Professional Fees					$ 10,000
Subsequent Event [Member] | Non-employee Directors [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures					6,250
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Remaining Contractual Term					10 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights					50% in 12 months and the balance in 24 months.
Subsequent Event [Member] | Adriann Sax [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures				6,250
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights				vesting half on January 25, 2023, and the balance on January 25, 2024
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Exercise Price				$ 8.00
Subsequent Event [Member] | Adriann Sax [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Remaining Contractual Term				10 years
Subsequent Event [Member] | Key Employees [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures		25,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Remaining Contractual Term		10 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights		vesting in one-third increments over the following three years from grant
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Exercise Price		$ 8.00